Pzena Emerging Markets Value Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 92.8%	Shares	Value
Brazil - 8.9%
Ambev S.A.	32,747,200	$ 106,527,154
B3 S.A. - Brasil Bolsa Balcao	18,338,000	59,944,617
Banco do Brasil S.A.	12,529,200	51,089,918
Natura Cosmeticos S.A. (a)	24,153,700	47,641,378
Petroleo Brasileiro S.A. - Petrobras	6,260,300	58,873,167
Vale S.A.	3,540,600	57,868,882
		381,945,116

China – 22.0%
Alibaba Group Holding, Ltd.	7,752,400	119,596,417
Baidu, Inc. - Class A (a)	3,963,400	65,745,639
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	23,714,745	47,754,981
China Merchants Bank Co., Ltd. - Class A	13,422,895	75,378,661
China Overseas Land & Investment, Ltd.	53,919,118	107,468,084
Haier Smart Home Co., Ltd. - Class H	39,318,600	98,837,094
KE Holdings, Inc. - ADR	1,177,269	19,542,665
Ping An Insurance Group Co. of China Ltd. - Class H	7,333,500	56,192,713
Shenzhou International Group Holdings, Ltd.	10,164,300	60,205,796
Tencent Holdings, Ltd.	1,557,300	84,890,526
Weichai Power Co., Ltd. - Class H	18,601,000	98,833,166
Zhejiang Longsheng Group Co., Ltd. - Class A	13,845,905	22,951,896
Zhongsheng Group Holdings, Ltd.	47,524,500	37,355,449
ZTO Express Cayman, Inc.	1,139,000	25,245,225
ZTO Express Cayman, Inc. - ADR	1,378,959	30,502,573
		950,500,885

Hong Kong – 7.8%
Galaxy Entertainment Group, Ltd.	25,691,000	102,673,521
Man Wah Holdings, Ltd.	83,635,845	38,739,568
Pacific Basin Shipping, Ltd.	215,367,066	86,565,639
WH Group, Ltd. (b)	70,507,200	81,421,246
Yue Yuen Industrial (Holdings), Ltd.	13,202,500	24,713,940
		334,113,914

Hungary – 4.4%
MOL Hungarian Oil & Gas PLC	3,486,315	44,280,704
OTP Bank PLC	611,152	83,726,984
Richter Gedeon Nyrt	1,475,383	62,431,819
		190,439,507

India - 3.5%
HDFC Bank, Ltd.	8,165,136	63,993,179
REC, Ltd.	2,585,530	9,189,518
UPL, Ltd.	11,685,559	79,314,194
		152,496,891

Indonesia - 1.2%
Bank Rakyat Indonesia Persero Tbk	214,482,600	35,407,032
PT Bank Mandiri (Persero) Tbk	65,108,000	14,865,173
		50,272,205

Kazakhstan - 2.0%
Kaspi.KZ JSC – ADR (a)	936,034	84,617,474

Luxembourg - 1.2%
Globant S.A. (a)	1,252,880	50,566,237

Peru - 2.0%
Credicorp, Ltd.	247,531	84,811,547

Republic of Korea - 16.7%
DB Insurance Co., Ltd.	324,285	30,793,088
Doosan Bobcat, Inc.	1,334,995	57,315,313
Hankook Tire & Technology Co., Ltd.	1,877,151	83,207,490
Hyundai Mobis Co., Ltd.	86,967	44,320,276
KB Financial Group, Inc.	630,220	62,980,180
Kia Corp.	505,476	56,752,846
KT Corp. - ADR	1,573,478	28,039,378
Orion Corp.	610,788	52,526,957
Samsung Electronics Co., Ltd.	1,148,061	241,496,574
Shinhan Financial Group Co., Ltd.	954,930	59,310,848
		716,742,950

Romania - 0.4%
Banca Transilvania S.A.	1,942,250	16,227,473

Russia - 0.0% (c)
Sberbank of Russia PJSC - ADR (a)(d)	408,511	4,085

Saudi Arabia - 1.1%
Saudi Arabian Oil Co. (b)	6,423,455	47,757,393

Singapore - 1.7%
Wilmar International, Ltd.	25,767,600	72,482,416

Taiwan - 9.0%
Compal Electronics, Inc.	50,143,161	58,746,197
Hon Hai Precision Industry Co., Ltd.	6,810,132	62,828,308
Nien Made Enterprise Co., Ltd.	4,192,000	42,488,069
Taiwan Semiconductor Manufacturing Co., Ltd.	2,968,000	223,129,399
		387,191,973

Thailand - 3.5%
Bangkok Bank Public Co., Ltd.	5,287,900	28,108,978
Bangkok Bank Public Co., Ltd. - NVDR	4,268,000	22,687,479
Indorama Ventures PCL - NVDR	62,996,200	45,100,982
SCB X PCL	13,259,800	54,799,297
		150,696,736

Turkey - 1.0%
Akbank T.A.S.	31,771,349	44,307,643

United Kingdom - 1.4%
Standard Chartered PLC	749,038	20,108,910
Wizz Air Holdings PLC (a)	2,827,593	39,411,748
		59,520,658

United States - 2.6%
Cognizant Technology Solutions Corp. - Class A	2,023,838		112,839,088

Uruguay - 0.7%
Arcos Dorados Holdings, Inc. - Class A	3,641,568		31,681,642

Vietnam - 1.7%
Vietnam Dairy Products JSC	33,497,010		75,365,726
TOTAL COMMON STOCKS (Cost $3,067,516,098)			3,994,581,559

PREFERRED STOCKS - 3.7%
Brazil - 3.7%
Cia Energetica de Minas Gerais, 10.16%	34,527,763		75,906,254
Itau Unibanco Holding S.A., 8.52%	6,534,286		51,864,450
Petroleo Brasileiro S.A. - Petrobras, 7.53%	3,668,400		30,666,051
TOTAL PREFERRED STOCKS (Cost $113,744,150)			158,436,755

SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds – 2.2%
First American Government Obligations Fund - Class X, 3.54% (e)	96,046,389		96,046,389
TOTAL SHORT-TERM INVESTMENTS (Cost $96,046,389)			96,046,389

TOTAL INVESTMENTS - 98.7% (Cost $3,277,306,637)			4,249,064,703
Other Assets in Excess of Liabilities - 1.3%		0.01264	54,384,208
TOTAL NET ASSETS - 100.0%			$ 4,303,448,911

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NVDR - Non-Voting Depositary Receipt

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $129,178,639 or 3.0% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $4,085 or 0.0% of net assets as of May 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Pzena Emerging Markets Value Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 3,994,577,474	$ –	$ 4,085	$ 3,994,581,559
Preferred Stocks	158,436,755	–	–	158,436,755
Money Market Funds	96,046,389	–	–	96,046,389
Total Investments	$ 4,249,060,618	$ –	$ 4,085	$ 4,249,064,703